Warrant Liabilities	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Warrant Liabilities

14.    Warrant Liabilities

Notes Payable Warrants

In February 2020 and in connection with the issuance of Notes Payable with an original principal amount of $20,000 along with a commitment to extend an additional $15,000 upon the achievement of certain financial conditions (see Note 13 — Debt), the Company issued 1,077 warrants to purchase Series C-1 preferred shares or any subsequent preferred share round of Benson Hill Preferred Stock. The preferred stock warrant remained outstanding at the close of the Merger and, therefore, converted into a New Benson Hill Warrant without any action on the part of the Company or the warrant holder. Each warrant was converted based on the Exchange Ratio of 1.0754 resulting in 1,158 warrants to purchase New Benson Hill Common Stock which remained outstanding as of December 31, 2021 at an adjusted stock purchase price of $3.43. The fair value of the warrants attributable to the funds loaned to the Company, estimated at $3,332 at issuance, were recorded as a debt discount, which was amortized over the life of the term notes using the effective interest method and recorded as interest expense. The fair value of the warrants attributable to the commitment to fund the second tranche, estimated at $1,248 at issuance, was recorded as a current asset and amortized through the date of commitment expiration (December 2020) using the straight-line method and recorded as interest expense.

The warrants are exercisable at the warrant holder’s discretion at any time before the expiration date of December 2035. If the New Benson Hill Warrant is held to expiration or if a change of control occurs, the warrants shall automatically exercise at no cost to the holder. Should the Company consummate a bridge financing prior to a change of control, the holders of the warrants may surrender their warrants to the Company and receive in exchange all of the same consideration, securities, instruments and rights as if the holder participated in the bridge financing with a loan in an amount equal to the shares issuable upon exercise of the warrants multiplied by the stock purchase price.

In September 2021 and in connection with the issuance of Notes Payable with an original principal amount of $20,000 and a commitment to extend an additional $20,000 (see Note 13 — Debt), the Company issued warrants to purchase common stock, Series D preferred shares, or any subsequent preferred share round of Benson Hill. The fair value of the warrants attributable to the funds loaned to the Company, estimated at $3,523 at issuance, was recorded as a debt discount, which was amortized over the life of the term notes using the effective interest method and recorded as interest expense. The fair value of the warrants attributable to the remaining commitment, estimated at $1,028 at issuance, was recorded as a current asset and amortized through the date of commitment expiration using the straight-line method and recorded as interest expense. The option to draw down on the remaining commitment of $20,000 was terminated upon extinguishment of the note as outlined above.

The warrants are exercisable in the following scenarios and at the following purchase prices: (1) at the warrant holder’s discretion at any time before the expiration date (September 2036) at $10.00 if the holder chooses to exercise for common stock and $4.1416 if the holder chooses to exercise for Series D preferred stock, or (2) automatically exchanged without need for notice to the Company upon the earlier to occur of (i) the expiration date or (ii) a Liquidity Event at no cost to the holder.

Immediately prior to the closing of the Merger with STPC on September 29, 2021, which qualified as a Liquidity Event, the warrant was automatically exchanged for 325 shares of Legacy Benson Hill Common Stock at no cost to the holder and a stock purchase warrant for 225 shares of the Company’s common stock was issued to the holder at an exercise price of $10.00. The Legacy Benson Hill Common Stock issued was converted at the Exchange Ratio resulting in 350 shares of New Benson Hill Common Stock and the stock purchase warrant was converted at the Exchange Ratio resulting in 242 warrants to purchase New Benson Hill Common Stock at an adjusted stock purchase price of $9.30. The stock purchase warrant was determined to be equity classified in accordance with U.S. GAAP and was outstanding as of December 31, 2021.

In September 2021 and in connection with the full repayment of the notes payable associated with these warrants (see Note 13 — Debt), the Company expensed the remaining unamortized debt discounts, commitment assets and debt issuance costs associated with these warrants.

Convertible Notes Payable Warrants

In December 2021 and in connection with the issuance of Convertible Notes Payable with an original principal amount of $80,000 along with a commitment to extend an additional $20,000 upon the achievement of certain milestones (see Note 13 — Debt), the Company issued warrants exercisable or exchangeable for up to such aggregate number of shares of the Company’s common stock determined by dividing $3.0 million by the Exercise Price (as defined below). The warrants remained outstanding as of December 31, 2021.

The per share exercise price of the warrants (the “Exercise Price”) will equal the lower of (a) $7.86; (b) a 10% premium to the 5-day volume-weighted average price (VWAP) determined as of June 30, 2022; (c) in the case of any “equity purchase commitments” and/or “at-the-market” or similar transactions which result in the realization by the Company of gross proceeds of $20.0 million or more over any period of 14 consecutive trading days prior to September 30, 2022, the VWAP of the common stock on the last trading day of such 14 day period; or (d) the effective price per share of any bona fide equity offering prior to September 30, 2022.

The fair value of the warrants attributable to the funds loaned to the Company, estimated at $1,690 at issuance, were recorded as a debt discount, which is amortized over the life of the convertible term notes using the effective interest method and recorded as interest expense. The fair value of the warrants attributable to the commitment to fund the second tranche, estimated at $423 at issuance, were recorded as a current asset and will be amortized through the date of commitment expiration (June 2022) using the straight-line method and recorded as interest expense.

The warrants are exercisable at the warrant holder’s discretion at any time before the expiration date of December 2026. Upon a change in control the warrants would be automatically exchanged for shares of the Company’s common stock at no cost to the holder.

Public and Private Placement Warrants

On January  8, 2021, Star Peak Corp II consummated its IPO of 40,250 units. Each unit consists of one share of Class A common stock and one-fourth of one Public Warrant for a total of 10,063 Public Warrants. Simultaneously with the closing of STPC’s IPO, STPC consummated the private placement of 6,553 Private Placement Warrants. Upon the completion of the Merger, the Company assumed each of these warrants, which remain outstanding in whole as of December 31, 2021.

Public Warrants may only be exercised for a whole number of shares of common stock. No fractional Public Warrants will be issued upon separation of the Units and only whole Public Warrants are publicly traded under the ticker BHIL WS. The Public Warrants have an exercise price of $11.50 per share, subject to adjustments, and will expire five years after the completion of a Business Combination (September 2026) or earlier upon redemption or liquidation. The Public Warrants will become exercisable on January 8, 2022. The Private Placement Warrants are identical to the Public Warrants, except the Private Placement Warrants will be non-redeemable so long as they are held by Star Peak Sponsor II LLC (“the Sponsor”) or its permitted transferees. If the Private Placement Warrants are held by someone other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

Redemption of Public Warrants and Private Placement Warrants when the price per share of common stock equals or exceeds $18.00:

Once the Public Warrants and Private Placement Warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to the Private Placement Warrants): in whole and not in part; at a price of $0.01 per warrant; upon a minimum of 30 days’ prior written notice of redemption; and if, and only if, the last reported sale price (the “closing price”) of common stock equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

The Company will not redeem the warrants as described above unless a current prospectus relating to those shares of common stock is available throughout the 30-day redemption period. Any such exercise would not be on a “cashless” basis and would require the exercising holder to pay the exercise price for each warrant being exercised.

Redemption of Public Warrants and Private Placement Warrants when the price per share of common stock equals or exceeds $10.00:

Commencing 90 days after the warrants become exercisable, the Company may redeem the outstanding warrants: in whole and not in part; at $0.01 per warrant upon a minimum of 30 days’ prior written notice of redemption, provided that holders will be able to exercise their warrants, but only on a cashless basis, prior to redemption and receive that number of shares determined by reference to an agreed table based on the redemption date and the “fair market value” of common stock; if, and only if, the closing price of the common stock equals or exceeds $10.00 per Public Share (as adjusted) for any 20 trading days within the 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders; and if the closing price of the common stock for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders is less than $18.00 per share (as adjusted), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.

The “fair market value” of common stock for the above purpose shall mean the volume weighted average price of common stock during the 10 trading days ending on the third trading day immediately following the date on which the notice of redemption is sent to the holders of warrants. In no event will the warrants be exercisable in connection with this redemption feature for more than 0.361 shares of common stock per warrant (subject to adjustment).